Note 17 - Tangible assets- Subsidiaries (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tangible Assets By Geography Line Items
Tangible Assets From Disposable Groups	€ 7,823,000,000	€ 10,068,000,000	€ 7,229,000,000
Issued in Euros [Member]
Tangible Assets By Geography Line Items
Tangible Assets From Disposable Groups	4,294,000,000	4,865,000,000	2,705,000,000
Total foreign [Member]
Tangible Assets By Geography Line Items
Tangible Assets From Disposable Groups	€ 3,529,000,000	€ 5,203,000,000	€ 4,524,000,000